Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 87,504	$ 77,195	$ 16,935
Other comprehensive income:
Change in unrealized gains on securities, net of taxes of $(53,850), $(55,833), and $(41,445), respectively	100,008	103,690	77,000
Change in other-than-temporary impairment gains (losses) recognized in other comprehensive income, net of taxes of $(1,881), $343, and $(1,305), respectively	3,493	(637)	2,424
Total other comprehensive income	103,501	103,053	79,424
Total comprehensive income	$ 191,005	$ 180,248	$ 96,359